Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s shareholders	(60,793)	(138,664)	(211,900)	(32,475)
Deemed dividend to convertible redeemable preferred shareholders	—	(25,390)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(12,199)	(36,802)	(62,733)	(9,614)

Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(72,992)	(200,856)	(274,633)	(42,089)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	100,089,552	99,053,363	99,044,776	99,044,776
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(0.73)	(2.03)	(2.77)	(0.42)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the years ended December 31,
	2018	2019	2020
	shares	shares	shares
Convertible redeemable preferred shares	36,567,165	85,779,363	110,230,842